Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements Of Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net investment gains (losses)													$ (220)	$ (143)	$ (1,041)
Total revenues	2,624	2,521	2,655	2,568	2,591		2,667		2,410		2,421		10,368	10,089	9,069
Benefits and expenses:
Operating expenses													2,294	2,217	2,115
Interest expense													506	457	393
Total benefits and expenses	2,439	2,508	2,760	2,455	2,900	[1]	2,548	[1]	2,362	[1]	2,332	[1]	10,162	10,142	9,927
Loss before income taxes and equity in income (loss) of subsidiaries													206	(53)	(858)
Benefit from income taxes													18	(248)	(415)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	142	(16)	(136)	59	(209)		76		24		161		49	52	(504)
Parent Company
Revenues:
Net investment and other income													4	11	14
Net investment gains (losses)													(17)	(4)	(6)
Total revenues													(13)	7	8
Benefits and expenses:
Operating expenses													33	41	27
Interest expense													324	284	272
Total benefits and expenses													357	325	299
Loss before income taxes and equity in income (loss) of subsidiaries													(370)	(318)	(291)
Benefit from income taxes													(131)	(147)	(96)
Equity in income (loss) of subsidiaries													288	223	(309)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													$ 49	$ 52	$ (504)

[1]	Included in the three months ended December 31, 2010 were increased losses in our U.S. mortgage insurance business.